                                              Rule 497(d)
                                              Reg. No. 333-13257




                       National Municipal Trust Series 189


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.